Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, shares in Millions	Nov. 21, 2024	Oct. 16, 2024	Feb. 15, 2024	Feb. 05, 2024	Apr. 29, 2024
Subsequent Event [Line Items]
Investment commitment					$ 18,000,000
Common stock per share		$ 3.00
Memorandum Of Understanding [Member] | Common Stock [Member] | WA Technology Group Limited [Member]
Subsequent Event [Line Items]
Restricted common stock				$ 500,000
Restricted common stock price per share				$ 3.00
Memorandum Of Understanding [Member] | Common Stock [Member] | Sports And Media Interactive Limited [Member]
Subsequent Event [Line Items]
Restricted common stock			$ 1,000,000
Restricted common stock price per share			$ 3.00
Intercompany agreements description for payments			The first payment of $150,000 in restricted common stock (50,000 shares) of the Company is due and payable not later than June 15, 2024. The remaining payments in restricted common stock to the shareholders of S&MI Ltd. by the Company will be made as follows: (i) a second payment of $212,500 (70,833 shares) due on or before August 14, 2024; (ii) a third payment, of $212,500 (70,833 shares) due on or before November 12, 2024; (iii) a fourth payment of $212,500 (70,833 shares) due on or before February 10, 2025; and (vi) a final and fifth payment of $212,500 (70,834 shares) due on or before May 16, 2025.
Definitive Agreement [Member] | Common Stock [Member] | WA Technology Group Limited [Member]
Subsequent Event [Line Items]
Restricted common stock				$ 500,000
Registration Statement [Member]
Subsequent Event [Line Items]
Number of shares for offering		50
Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase of stock description	The Investor has agreed to purchase from the Company up to One Hundred Million Dollars ($100,000,000) (the “Commitment Amount”) of the Company’s fully registered, freely tradable common stock (the “Common Stock”) under certain terms and conditions. Pursuant to the terms of the Agreement the Company can request a “Put” on the purchase of its stock and the Investor has agreed to purchase the Company’s shares at ninety (90%) percent of the “Market Price.” Market Price shall be defined as the average VWAP of the common stock twenty trading days immediately preceding the Put (“Maximum Put Amount”). The dollar amount of Common Stock sold to the Investor in each Put may not be less than $20,000.00 and the maximum amount will equal 100% of the Average Daily Trading Volume. The Maximum Put Amount may be increased upon mutual written consent of the Company and the Investor. Puts are further limited to Investor owning no more than 4.99% of the Common Stock at any given time.
Commitment amount	$ 100,000,000
Market price percentage	90.00%
Share issuance percentage to commitment amount	the Investor a Commitment Fee in shares of the Company’s common stock equivalent to 1.5% of half of the Commitment Amount. After drawing down half of the Commitment Amount, the Company shall issue an additional 1.5% of half the Commitment Amount in shares of the Company’s common stock, not to exceed 4.99% of the Company’s issued and outstanding. Any amount that would exceed 4.99% of the Company’s issued and outstanding shall be issued in the form of a prefunded Common Stock Purchase Warrant.